Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,948,009	$ 743,921
Less: allowance for doubtful accounts		(135,946)
Accounts receivable from related parties, net	1,948,009	607,975
Entity B [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	661,604	743,921
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,286,405